Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of income tax (benefit)/expense on income/(loss)

	Years Ended December 31,
	2018	2017
Current
U.K.	$1,014	$(142)
U.S. Federal	6,395	5,202
U.S. State	2,146	833
Other	11,061	8,552
Total current	20,616	14,445

Deferred
U.K.	85	(427)
U.S. Federal	(5,465)	(10,648)
U.S. State	(227)	(142)
Other	(9,360)	(24,521)
Total deferred(1)	(14,967)	(35,738)
Total provision (benefit) for income taxes	$5,649	$(21,293)
(1)	Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

Schedule of components of pre-tax loss

	Years Ended December 31,
	2018	2017
U.K.	$(222,043)	$(211,944)
U.S.	(11,880)	(58,054)
Other loss	(2,590)	(15,225)
Pre-tax loss	$(236,513)	$(285,223)

Schedule of reconciliation of the statutory income tax rate to effective tax rate

	Years Ended December 31,
	2018	2017
Loss before tax:	$(236,513)	$(285,223)
Income tax, at the statutory rate	(44,937)	(54,905)
Statutory rate(1)	19.0%	19.3%
Effect of different tax rates	(1.2)%	3.3%
Tax rate modifications(2)	—%	5.7%
Valuation Allowances	(18.0)%	(20.8)%
Permanent differences	(0.7)%	0.3%
Withholding tax	(0.2)%	(0.3)%
Tax indemnity	(2.7)%	—%
Sale of Subsidiary	2.2%	—%
Other	(0.8)%	—%
Effective rate	(2.4)%	7.5%
(1)	The Company performs a reconciliation of the income tax provisions based on its domicile and statutory rate. Reconciliations are based on the U.K. statutory corporate tax rate.
(2)	Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

Schedule of deferred income tax assets and liabilities

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2018	2017
Accounts receivable	$916	$1,310
Goodwill	—	1,217
Fixed assets, net	—	1,670
Accrued expenses	3,735	3,417
Deferred revenues	3,570	915
Other assets	9,655	4,700
Unrealized gain/loss	74	528
Debt issuance costs	1,199	—
Operating losses and tax attributes	135,219	94,571
Total deferred tax assets	154,368	108,328
Valuation allowances	(133,856)	(92,812)
Net deferred tax assets	20,512	15,516
Other identifiable intangible assets, net	(43,247)	(57,082)
Other liabilities	(7,785)	(3,286)
Goodwill	(42)	—
Fixed Assets, net	(238)	—
Debt issuance costs	—	(116)
Total deferred tax liabilities	(51,312)	(60,484)
Net deferred tax liabilities	$(30,800)	$(44,968)

In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2018	2017
Deferred tax asset	$12,426	$6,824
Deferred tax liability	(43,226)	(51,792)
Net deferred tax liability	$(30,800)	$(44,968)

Summary of unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2018	2017
Balance at the Beginning of the year	$91	$211
Increases for tax positions taken in prior years	1,339	—
Increases for tax positions taken in the current year	72	—
Decreases due to statute expirations	(52)	(120)
Balance at the End of the year	$1,450	$91